Dividends - Summary of Franking Credits (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jun. 30, 2018 USD ($)
BHP Billiton Limited [Member]
Disclosure of dividends [Line Items]
Decrease in franking account balance due to payment of final dividend	$ 867